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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Carol Highsmith

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 869-4300

Date of fiscal year end:	July 31

Date of reporting period:	July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	August 2, 2018

*	Print the name and title of each signing officer under his or her signature.

EXHIBIT A

EUBEL BRADY & SUTTMAN INCOME & APPRECIATION FUND

Proxy Voting Record - July 1, 2017 to June 30, 2018

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By	Fund Vote	For/Against Mgmt

Bridgeline Digital, Inc.	BLIN	10807Q304	3/23/2018	Elect Director Joni Kahn	Management	For	For
				Elect Director Roger Kahn	Management	For	For
				Ratify the July 2017 Certificate of Amendment and the Reverse Stock Split	Management	For	For
				Adjourn Meeting	Management	For	For
				Ratify Marcum LLP as Auditors	Management	For	For
				Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For

Air Industries	AIRI	00912N205	10/3/2017	Elect Director Michael N. Taglich	Management	For	For
				Elect Director Peter D. Rettaliata	Management	For	For
				Elect Director Seymour G. Siegel	Management	For	For
				Elect Director David J. Buonanno	Management	For	For
				Elect Director Robert F. Taglich	Management	For	For
				Elect Director Robert C. Schroeder	Management	For	For
				Elect Director Michael Brand	Management	For	For
				Increase Authorized Common Stock	Management	For	For
				Approve Restructuring Plan	Management	For	For
				Ratify Rotenberg Meril Solomon Bertiger & Guttilla, P.C. as Auditors	Management	For	For
				Approve Omnibus Stock Plan	Management	For	For

EUBEL BRADY & SUTTMAN INCOME FUND

Proxy Voting Record - July 1, 2017 to June 30, 2018

The Fund held no securities that were entitled to vote during the reporting period.